WARRANT LIABILITY (Details 2) - Series C Warrants [Member] - $ / shares		12 Months Ended
	Oct. 03, 2023	Mar. 31, 2024
IfrsStatementLineItems [Line Items]
Exercise price	$ 2.26	$ 2.26
Share price	$ 1.97	$ 0.56
Expected life	5 years	4 years 6 months 3 days
Expected volatility	100.70%	105.94%
Risk free interest rate	4.80%	4.26%
Expected dividend